Note receivable (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended
	Feb. 27, 2023	Sep. 30, 2024
Advanced payment	$ 200,000
Commitment fees rate	5.00%
Principal amount	$ 1,000,000	$ 500,000
Accrued interest		182,092
CNTNR [Member]
Advanced payment	$ 200,000
Commitment fees rate	5.00%
Monthly consulting fee		5,000
Annual interest rate	12.00%
Maturity date	Sep. 30, 2023
Principal amount		$ 1,563,000
Share issued		6,170,879
Discripiton of warrants discount	The warrants will have a 30% discount rate to the current fair market price of the shares of CNTNR when exercised and will expire 36 months after April 6, 2023
Accrued interest		$ 143,994